EARNINGS PER SHARE Q - Dilutive Shares (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	202,646,202	27,186,949	30,247,946	229,240,864
Compensatory LP units
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	15,226	0	0
Exchangeable LP units
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	0	215,894,031
Compensatory awards
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	13,824,890	0	0
Non-Controlling Interests
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	202,646,202	0	0	0
Exchangeable Notes
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	13,346,833	30,247,946	13,346,833